Accounts payable for business combination (Details 1) R$ in Thousands	5 Months Ended
Dec. 31, 2021 BRL (R$)
Accounts payable for business combination
Balance at beginning of period	R$ 133,573
Monetary adjustment	3,091
Payment	(50,938)
Balance at end of period	R$ 85,726